Capitalized Technology, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Capitalized Technology Net
Capitalized Technology, Net

Note 4 – Capitalized Technology, Net

Capitalized technology consists of the following:

	September 30, 2017	December 31, 2016
Gross value	$3,578,117	$3,171,414
Accumulated amortization	(2,693,693)	(2,237,221)
Net value	$884,424	$934,193

Capitalized technology is amortized on a straight-line basis over estimated useful lives of three years. Amortization expense amounted to $150,000 and $139,000 for the three months ended September 30, 2017 and 2016, respectively, and $456,000 and $402,000 for the nine months ended September 30, 2017 and 2016, respectively, and is included in cost of revenue.

Future annual estimated amortization expense is summarized as follows:

Years ending December 31,
2017 (remaining three months)	$142,035
2018	438,186
2019	247,463
2020	56,740
$884,424

Note 6 – Capitalized Technology, Net

Capitalized technology consists of the following at December 31, 2016 and 2015:

	2016	2015
Gross value	$3,171,414	$2,575,886
Accumulated amortization	(2,237,221)	(1,689,343)
Net value	$934,193	$886,543

Capitalized technology is amortized on a straight-line basis over their estimated useful lives of three years. Amortization expense amounted to $548,000 and $567,000 for the years ended December 31, 2016 and 2015, respectively, and is included in cost of revenue.

Future annual estimated amortization expense is summarized as follows:

Years ending December 31,
2017	$519,680
2018	302,618
2019	111,895
$934,193